HSBC INVESTOR FUNDS
                            HSBC Investor Growth Fund

                         Supplement Dated June 13, 2008
                   to the Prospectus Dated February 28, 2008,
                             as Supplemented to Date

         At a special shareholder meeting held on June 13, 2008, shareholders of the HSBC Investor Growth Fund (the "Fund"), a series of the HSBC Investor Funds (the "Trust"), approved a new investment advisory contract between HSBC Global Asset Management (USA) Inc. (formerly, HSBC Investments (USA) Inc.) ("Adviser") and the Trust on behalf of the Fund.

         The following fee and expenses tables reflect the new investment advisory fee for the Fund, and replace the Fund's "Fees and Expenses" information contained on pages 34 and 35 of the Fund's prospectus.

                              FEES AND EXPENSES(1)

As an investor in the HSBC Investor Growth Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

-----------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(FEE PAID DIRECTLY FROM YOUR INVESTMENT)                    A SHARES     B SHARES     C SHARES     I SHARES
-----------------------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
(as a percentage of offering price)(2)                         5.00%         None         None         None
-----------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of sales price)                                None        4.00%        1.00%         None
-----------------------------------------------------------------------------------------------------------
Redemptions/Exchange Fee
(as a percentage of amount redeemed or exchanged)(3)           2.00%        2.00%        2.00%        2.00%
-----------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)               A SHARES     B SHARES     C SHARES     I SHARES
-----------------------------------------------------------------------------------------------------------
Management fee                                                 0.68%        0.68%        0.68%        0.68%
-----------------------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                       0.00%(4)     0.75%        0.75%         None
-----------------------------------------------------------------------------------------------------------
     Shareholder servicing fee                                 0.25%        0.25%        0.25%         None
     Other operating expenses                                  0.48%        0.48%        0.48%        0.48%
Total other expenses                                           0.73%        0.73%        0.73%        0.48%
-----------------------------------------------------------------------------------------------------------
Total Fund operating expenses                                  1.41%        2.16%        2.16%        1.16%
-----------------------------------------------------------------------------------------------------------
Reduction of management fee due to contractual limits (5)      0.10%        0.10%        0.10%        0.10%
-----------------------------------------------------------------------------------------------------------
Fee waiver and/or expense reimbursement(6)                     0.11%        0.11%        0.11%        0.11%
-----------------------------------------------------------------------------------------------------------
Net operating expenses                                         1.20%        1.95%        1.95%        0.95%
-----------------------------------------------------------------------------------------------------------

(1) This table reflects the combined fees and expenses for both the Growth Fund and the Growth Portfolio.

(2)   Lower sales charges are available depending on the amounts invested.

(3) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain

                                                                     (CONTINUED)
      omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see the "Selling Your Shares--Redemption Fee" in this prospectus.

(4) There is a non-compensatory 12b-1 plan for Class A Shares, which authorizes payments of up to 0.25% of the Growth Fund's average daily net assets attributable to Class A Shares. No payments have been made and there is no current intention to charge the fee.

(5) The investment advisory contract with the Fund provides that the Fund may pay the Adviser (who, in turn, pays the subadviser) an aggregate management fee of up to 0.68% of the average daily value of the Fund's net assets. Currently, the Fund is paying the Adviser 0.175%. The Adviser's share of the aggregate management fee is capped at 0.175%. The subadviser's share of the aggregate management fee is set by contract between the Adviser and the subadviser. The Adviser's and subadviser's fees currently aggregate to 0.575%.

(6) The Adviser has entered into a written expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to an annual rate of 1.20% for Class A Shares, 1.95% for Class B Shares, 1.95% for Class C Shares and 0.95% for Class I Shares. The expense limitation is contractual and shall be in effect until March 1, 2009.

The Fund offers four different types of shares. See "Purchasing and Adding to Your Shares."

THE SAI CONTAINS A MORE DETAILED  DISCUSSION OF THE DIFFERENT CLASSES OF SHARES.
YOU   CAN   OBTAIN   A   COPY   OF   THE   SAI  ON   THE   FUND'S   WEBSITE   AT
WWW.INVESTORFUNDS.US.HSBC.COM.


                                EXPENSE EXAMPLE*

The Example is intended to help you                                           1        3       5       10
compare the cost of investing in shares of                                   YEAR    YEARS   YEARS    YEARS
the Fund with the cost of investing in
other mutual funds. It illustrates the amount     CLASS A SHARES             $616    $904    $1,214   $2,089
of fees and expenses you would pay at the         ----------------------------------------------------------
end of the time periods indicated, assuming       CLASS B SHARES
the following:                                      ASSUMING REDEMPTION      $598    $856    $1,140   $2,111
                                                    ASSUMING NO REDEMPTION   $198    $656    $1,140   $2,111
      o  $10,000 investment                       ----------------------------------------------------------
      o  5% annual return                         CLASS C SHARES
      o  no changes in the Fund's operating         ASSUMING REDEMPTION      $298    $656    $1,140   $2,476
         expenses                                   ASSUMING NO REDEMPTION   $198    $656    $1,140   $2,476
                                                  ----------------------------------------------------------
Because this Example is hypothetical and          CLASS I SHARES             $ 97    $348    $  618   $1,390
for comparison only, your actual costs may        ----------------------------------------------------------
be higher or lower.



* This Example reflects the combined fees and expenses of both the Growth Fund and the Growth Portfolio. For Class B and C shares, the amount of expenses varies depending upon whether you redeem at the end of such periods, because the CDSC is taken into account as well as other expenses.





           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSEPCTUS
                              FOR FUTURE REFERENCE